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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended  DECEMBER 31, 1999

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


Kenneth Edlow
________________________________________________________________________________
Name of Institutional Investment Manager

White River Global Fund  245 Park Ave.              New York   NY         10167
Management, Inc.
________________________________________________________________________________
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Kenneth Edlow                     Secretary                       (212) 272-4394
________________________________________________________________________________
Name                               (Title)                            (Phone)



                                        ________________________________________
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                               115 South Jefferson Road
                                                 Whippany, NJ  07981


                                        ________________________________________
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total: $         179098.911
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional  Investment Managers with respect
to which this schedule is filed (other than the one filing this report):   (List
in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional   Investment Managers after
they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   _____________ _____________________     _____________ _____________________
1.                                      6.
   _____________ _____________________     _____________ _____________________
2.                                      7.
   _____________ _____________________     _____________ _____________________
3.                                      8.
   _____________ _____________________     _____________ _____________________
4.                                      9.
   _____________ _____________________     _____________ _____________________
5.                                      10.
   _____________ _____________________     _____________ _____________________

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
GLOBAL CROSSING  COM     G3921A100          220.000           4400       SH         SOLE                  4400
ROYAL CARIBBEAN  PFD CO  V7780T111           38.055            250       SH         SOLE                   250
AMFM INC         PFD CO  001693209         2420.156          11250       SH         SOLE                 11250
ADVANCED ENERGY  SUB NT  007973AA8         2380.000        2000000       SH         SOLE               2000000
ALPHARMA INC     SR SB   020813AC5         6974.500        6500000       SH         SOLE               6500000
ALZA CORP DEL    WT EXP  022615157            0.775          25000       SH         SOLE                 25000
AMERICA ONLINE   SUB NT  02364JAC8         4448.000        8000000       SH         SOLE               8000000
AMERICAN GEN DE  MIPS S  02637G200         7201.504          76510       SH         SOLE                 76510
AMERICAN TOWER   NT CV   029912AA0         2798.000        2000000       SH         SOLE               2000000
APARTMENT INVT   PFD CO  03748R705          623.675          24700       SH         SOLE                 24700
ARCHSTONE CMNTY  PFD SE  039581202          409.444          14558       SH         SOLE                 14558
AT HOME CORP     SB NT   045919AD9         6650.000        7000000       SH         SOLE               7000000
AT HOME CORP     COM SE  045919107           12.863            300       SH         SOLE                   300
BJ SVCS CO       WT EXP  055482111         3769.019          69475       SH         SOLE                 69475
CALLON PETE CO   PFD A   13123X201          227.800           6700       SH         SOLE                  6700
CANADIAN NATL R  PFD CV  136375409         1186.500          28250       SH         SOLE                 28250
CHECKFREE HLDGS  SUB NT  162816AA0         1588.000        1000000       SH         SOLE               1000000
CHECKFREE HLDGS  COM     162816102           41.800            400       SH         SOLE                   400
COMCAST CORP     ZONES   200300507        38746.305         397398       SH         SOLE                397398
CONEXANT SYSTEM  SB NT   207142AA8         1464.500         500000       SH         SOLE                500000
CONEXANT SYSTEM  SB NT   207142AB6         2929.000        1000000       SH         SOLE               1000000
CROWN CORK & SE  PFD CV  228255303           20.750           1000       SH         SOLE                  1000
ECHOSTAR COMMUN  PFD CV  278762307           76.900            100       SH         SOLE                   100
EMMIS COMMUNICA  PFD CV  291525202            7.950            100       SH         SOLE                   100
EQUITY RESIDENT  PFD CV  29476L826          749.311          28750       SH         SOLE                 28750
EQUITY RESIDENT  PFD CO  29476L883         1452.985          61502       SH         SOLE                 61502
ETOYS INC        COM     297862104           59.063           2250       SH         SOLE                  2250
EXODUS COMMUNIC  COM     302088109           53.288            600       SH         SOLE                   600
FNB CORP PA      PFD CV  302520200           74.313           1450       SH         SOLE                  1450
FEDERATED DEPT   WT D E  31410H127          287.875          11750       SH         SOLE                 11750
FINOVA FIN TR    TOPRS   31808E207         1279.900          25598       SH         SOLE                 25598
FLEETBOSTON FIN  COM     339030108           20.888            600       SH         SOLE                   600
FOUR SEASONS HO  LYON Z  35100EAD6          750.000        2500000       SH         SOLE               2500000
GOLDEN ST BANCO  WT EXP  381197128          758.640         115050       SH         SOLE                115050
HUMAN GENOME SC  SUB NT  444903AC2         1500.000        1500000       SH         SOLE               1500000
IMC GLOBAL INC   WT EXP  449669118            0.470           5000       SH         SOLE                  5000
INTERMAGNETICS   SBDB14  458771AB8          395.500         500000       SH         SOLE                500000
JACOR COMMUNUNI  WT EXP  469858138          240.000          15000       SH         SOLE                 15000
JACOR COMMUNUNI  WT EXP  469858146           60.000          10000       SH         SOLE                 10000
JAMESON INNS IN  PFD CV  470457300           44.075           4100       SH         SOLE                  4100
KULICKE & SOFFA  SUB NT  501242AC5         1106.000        1000000       SH         SOLE               1000000
LABORATORY CORP  PFD CV  50540R201            6.900            100       SH         SOLE                   100
LIGAND PHARMACE  WT B E  53220K116           48.938           7250       SH         SOLE                  7250
LITTELFUSE INC   WT A E  537008120          161.906           7850       SH         SOLE                  7850
MBL INTL FIN BE  GTD NT  55262XAA2         3894.055        3505000       SH         SOLE               3505000
MATSUSHITA ELEC  ADR     576879209          390.600           1400       SH         SOLE                  1400
NATIONAL AUSTRA  CAP UT  632525309         8606.569         311550       SH         SOLE                311550
NEWFIELD FINL T  QUIPS   651291205          846.222          18101       SH         SOLE                 18101
NEXTEL COMMUNIC  CL A    65332V103           56.306            546       SH         SOLE                   546
OLD NATL BANCOR  SUB DE  680033AA5         6136.366        2437000       SH         SOLE               2437000
ORIX CORP        NT CON  686330AA9         1600.000      100000000       SH         SOLE             100000000
PHILIPPINE LONG  SPONSO  718252703         2048.447          43012       SH         SOLE                 43012
PHOENIX INVT PA  SUB DB  719085AA0          144.305         133000       SH         SOLE                133000
POGO TR I        QUIPS   73044P208         1034.152          20998       SH         SOLE                 20998
PROLOGIS TR      PFD CV  743410300         2395.800          96800       SH         SOLE                 96800
RECKSON ASSOCS   CL B    75621K304          543.927          23649       SH         SOLE                 23649
ROUSE CO         PFD CO  779273309          370.294          11350       SH         SOLE                 11350
SBC COMMUNICATI  DECS 7  78387G202        17944.967         185357       SH         SOLE                185357
SANMINA CORP     COM     800907107          299.625           3000       SH         SOLE                  3000
SEALED AIR CORP  PFD CV  81211K209         4764.675          94350       SH         SOLE                 94350
SIEBEL SYS INC   COM     826170102          268.800           3200       SH         SOLE                  3200
SPRINT CORP      DECS E  852061407        20125.685         271053       SH         SOLE                271053
STMICROELECTRON  SUB LY  861012AB8         4788.000        3500000       SH         SOLE               3500000
TEKELEC          SB DSC  879101AA1          968.250         750000       SH         SOLE                750000
TELEFONOS DE ME  SR DB   879403AD5         4546.500        3500000       SH         SOLE               3500000
TIME WARNER INC  COM     887315109          101.413           1400       SH         SOLE                  1400
U S RESTAURANT   PFD CV  902971209          882.464          63601       SH         SOLE                 63601
UNITEDGLOBALCOM  PFD D   913247805          250.000           5000       SH         SOLE                  5000
VORNADO RLTY TR  PFD CO  929042208         1825.462          39152       SH         SOLE                 39152
WALDEN RESIDENT  PFD CV  931210306          940.913          38700       SH         SOLE                 38700
WHITE ELECTR DE  PFD SR  963801204           24.600            400       SH         SOLE                   400